Incentive Award Plan (Summary of the Company's Unvested Restricted Stock and LTIP Units) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Incentive Award Plan [Abstract]
Unvested Restricted Shares/LTIP Units	1,721,062	1,588,060	1,295,758	900,841
Granted Shares of Unvested Restricted Stock	630,337	658,859	603,900
Vested Shares of Restricted Stock	467,120	332,183	189,658
Forfeited Shares of Unvested Restricted Stock	30,215	34,374	19,325
Weighted Average Grant-Date Fair-Value	$ 16.09	$ 15.15	$ 14.77	$ 18.92
Weighted Average Grant-Date Fair-Value, Granted	$ 18.38	$ 16.55	$ 12.38
Weighted Average Grant-Date Fair-Value, Vested	$ 16.03	$ 16.90	$ 27.02
Weighted Average Grant-Date Fair-Value, Forfeited	$ 16.17	$ 11.19	$ 13.52